DISTRIBUTION EXPENSES (Schedule of Distribution Expenses) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of distribution expenses [Abstract]
Labor and related			$ 1,335	$ 998	$ 1,023
Call center			728	781	641
Processing fees			3,962	2,207	2,421
Other			660	266	434
Total	$ 5,086	$ 2,863	$ 6,685	$ 4,252	$ 4,519